RETIREMENT BENEFIT PLANS (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Reduction in projected benefit obligations			$ 0.3
Accumulated benefit obligation for the defined benefit plans	15.2	13.9
Anticipated company contributions to defined benefit plans	0.9
Unrecognized accumulated other comprehensive loss	2.9
Total contributions made by the Company	$ 2.9	$ 2.7	$ 2.4